EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3%
	ALABAMA — 3.2%
1,000,000	Black Belt Energy Gas District No 7 Series C-1	5.2500	12/01/25	$ 1,017,130
100,000	Houston County Health Care Authority Series A	5.0000	10/01/30	101,463
425,000	Russell County Public Building Authority	4.5000	01/01/33	425,338
350,000	Southeast Energy Authority Cooperative District(a)	5.0000	05/01/53	365,828
100,000	University of Alabama (The)	5.0000	07/01/25	100,134
				2,009,893
	ALASKA — 1.6%
1,000,000	CIVICVentures	5.0000	09/01/29	1,005,627

	ARIZONA — 3.4%
700,000	Phoenix-Mesa Gateway Airport Authority(b)	5.0000	07/01/27	702,415
500,000	Pima County Industrial Development Authority (Obligor: La Posada Park Centre) Series B-3(c)	5.1250	11/15/29	503,738
500,000	Pima County Industrial Development Authority (Obligor: La Posada Park Centre) Series B-3(c)	5.6250	11/15/30	507,791
360,000	Pima County Industrial Development Authority (Obligor: P.L.C. Charter Schools)(c)	5.2500	12/01/26	361,173
				2,075,117
	CALIFORNIA — 7.5%
275,000	California Educational Facilities Authority	5.0000	10/01/26	275,042
500,000	California Enterprise Development Authority (Obligor: Rocklin Academy) Series A(c)	4.0000	06/01/36	493,197
100,000	California Municipal Finance Authority (Obligor: United Airlines Inc)(b)	4.0000	07/15/29	99,740
500,000	California Public Finance Authority	5.7000	06/01/34	504,619
400,000	California School Finance Authority (Obligor: Hawking STEAM Charter Schools)(c)	5.0000	07/01/25	403,223
150,000	M-S-R Energy Authority	6.1250	11/01/29	160,654
100,000	Palomar Community College District Series B(d)	0.0000	08/01/29	87,120
100,000	Paramount Redevelopment Agency Successor Agency	5.2500	08/01/25	100,176
200,000	San Jacinto Unified School District	5.0000	08/01/27	200,585
130,000	San Ysidro School District	4.0000	08/01/29	130,057
300,000	Southern California Logistics Airport Authority	4.5000	12/01/31	302,814
2,040,000	Sweetwater Union High School District Public	5.0000	09/01/25	2,043,061
				4,800,288
	COLORADO — 0.6%
55,000	Denver City & County Airport Revenue Series C(b)	6.1250	11/15/25	56,216

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	COLORADO — 0.6% (Continued)
300,000	Denver City & County Airport Revenue Series A(b)	5.0000	12/01/32	$ 314,869
				371,085
	FLORIDA — 1.7%
300,000	County of Miami-Dade Rickenbacker Causeway Revenue	5.0000	10/01/34	300,250
300,000	Miami-Dade County Educational Facilities Authority	5.0000	04/01/27	300,256
100,000	Miami-Dade County Industrial Development Authority (Obligor: Academir Charter Schools)(c)	6.7500	07/01/29	99,027
335,000	Viera East Community Development District	5.0000	05/01/26	335,445
				1,034,978
	GEORGIA — 0.4%
250,000	Private Colleges & Universities Authority	5.0000	10/01/43	250,478

	ILLINOIS — 16.2%
1,050,000	Chicago Board of Education	5.5000	12/01/26	1,064,370
150,000	Chicago Board of Education	5.0000	12/01/31	157,179
750,000	Chicago Board of Education	5.0000	12/01/36	756,727
1,140,000	Chicago O'Hare International Airport Series B(b)	5.0000	01/01/31	1,140,000
500,000	Chicago O'Hare International Airport	5.0000	01/01/32	500,000
100,000	City of Blue Island IL	4.7500	12/01/24	100,000
695,000	Harvey Public Library District	7.1000	12/01/32	696,491
845,000	Illinois Finance Authority (Obligor: Southern IL Healthcare)	5.0000	03/01/32	868,392
310,000	Kankakee, Iroquois, & Ford Counties Community Unit School District No 2 Herscher	4.5000	12/01/29	310,103
1,150,000	Metropolitan Pier & Exposition Authority	7.0000	07/01/26	1,195,328
165,000	Pulaski, Massac, Alexander & Johnson Counties Community Unit School District No 10	4.0000	12/01/27	165,001
170,000	Pulaski, Massac, Alexander & Johnson Counties Community Unit School District No 10	4.0000	12/01/28	169,792
200,000	Sales Tax Securitization Corporation Series A	5.0000	01/01/30	218,265
175,000	State of Illinois	6.0000	11/01/26	180,307
1,795,000	State of Illinois	5.2500	02/01/29	1,800,163
325,000	State of Illinois Sales Tax Revenue	5.0000	06/15/25	325,468
230,000	Tazewell County School District No 98 Rankin	4.5000	12/01/28	230,317
235,000	Vermilion County Conservation District	4.5000	03/01/27	235,273
				10,113,176

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	INDIANA — 1.9%
495,000	Anderson Industrial Economic Development Revenue (Obligor: Anderson University Inc/Indiana)	4.7500	10/01/27	$ 457,246
765,000	Indiana Finance Authority (Obligor: Earlham College)	5.0000	10/01/32	759,084
				1,216,330
	IOWA — 1.4%
245,000	Iowa Finance Authority (Obligor: Iowa Health System)	5.0000	02/15/30	246,375
630,000	PEFA, Inc.(a)	5.0000	09/01/49	645,689
				892,064
	KANSAS — 0.9%
550,000	Ashland Public Building Commission	5.0000	09/01/32	553,011

	MARYLAND — 0.3%
200,000	Maryland Health & Higher Educational Facilities Authority (Obligor: Medstar Health)	5.0000	08/15/26	200,132

	MASSACHUSETTS — 0.4%
150,000	Massachusetts Development Finance Agency (Obligor: Provident Commonwealth)	5.0000	10/01/29	152,800
120,000	North Reading	5.0000	05/15/30	120,176
				272,976
	MICHIGAN — 1.6%
95,000	County of Bay	4.2500	11/01/25	95,084
165,000	Detroit Wayne County Stadium Authority	5.0000	10/01/26	165,085
80,000	Healthsource Saginaw, Inc.	4.0000	05/01/27	80,068
100,000	Michigan Finance Authority (Obligor: Trinity Health Corp.) Series MI-2(a)	5.0000	12/01/44	100,262
500,000	Michigan State Building Authority	5.0000	04/15/32	507,502
				948,001
	MISSOURI — 4.9%
200,000	Missouri Development Finance Board Series A	5.0000	06/01/27	200,190
2,895,000	Monarch-Chesterfield Levee District	5.0000	03/01/40	2,895,555
				3,095,745
	NEW JERSEY — 0.7%
50,000	New Jersey Economic Development Authority (Obligor: NY/NJ Link Borrower LLC)(b)	5.2500	01/01/25	50,066

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	NEW JERSEY — 0.7% (Continued)
350,000	New Jersey Economic Development Authority (Obligor: NY/NJ Link Borrower LLC)(b)	5.0000	01/01/31	$ 350,408
				400,474
	NEW YORK — 8.6%
95,000	Hudson	4.0000	04/15/28	95,077
1,000,000	Metropolitan Transportation Authority Series C-1	5.0000	11/15/30	1,031,285
925,000	Monroe County Industrial Development Corp./NY (Obligor: Nazareth Clergy of Rochester)	5.0000	10/01/31	957,927
150,000	Nassau County Local Economic Assistance (Obligor: Catholic Health Services of Long Island Obligated Group)	5.0000	07/01/34	150,070
1,275,000	New York City Industrial Development Agency (Obligor: TrIPs Obligated Group)(b)	5.0000	07/01/28	1,281,825
100,000	New York State Dormitory Authority (Obligor: St John’s University) Series A	4.0000	07/01/33	104,165
225,000	New York Transportation Development Corporation(b)	5.0000	07/01/30	225,270
200,000	Oneida County Local Development Corp. (Obligor: Hamilton College)	5.0000	07/01/27	200,336
400,000	Onondaga Civic Development Corp., (Obligor: Crouse Health)	5.0000	08/01/31	418,773
1,000,000	Westchester County Local Development Corporation (Obligor: Purchase Housing Corp II)	5.0000	06/01/42	1,013,638
				5,478,366
	NORTH CAROLINA — 1.2%
100,000	North Carolina Capital Facilities Finance Agency (Obligor: Arc Of North Carolina) Series A	5.0000	10/01/27	101,860
650,000	North Carolina Medical Care Commission (Obligor: Wake Forest Baptist) Series B	5.0000	12/01/24	650,000
				751,860
	OHIO — 3.8%
780,000	City of Dayton Airport Revenue(b)	5.0000	12/01/24	780,000
1,000,000	County of Muskingum OH	5.0000	02/15/33	1,003,831
500,000	Ohio Housing Finance Agency	7.0000	03/01/49	605,035
100,000	State of Ohio(b)	5.0000	12/31/29	100,659
				2,489,525
	OKLAHOMA — 0.9%
235,000	Norman Regional Hospital Authority (Obligor: Norman Regional Hospital Authority)	5.0000	09/01/25	235,438
300,000	Oklahoma Housing Finance Agency	5.0000	09/01/27	300,126
				535,564
	PENNSYLVANIA — 5.0%
300,000	Butler County Hospital Authority (Obligor: Butler Health System)	5.0000	07/01/28	300,571

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	PENNSYLVANIA — 5.0% (Continued)
240,000	Montgomery County Higher Education and Health Authority (Obligor: Gwynedd Mercy University) Series UU1	5.0000	05/01/29	$ 250,883
600,000	Northeastern Pennsylvania Hospital and Education Authority (Obligor: Kings College)	5.0000	05/01/25	600,551
1,115,000	Pennsylvania Turnpike Commission	5.0000	12/01/32	1,115,000
680,000	Philadelphia Authority for Industrial Development (Obligor: Russell Byers Charter School) Series A	5.0000	05/01/30	691,476
200,000	Philadelphia Parking Authority (The)	5.2500	02/15/29	200,330
				3,158,811
	PUERTO RICO — 2.4%
610,000	Children's Trust Fund	5.5000	05/15/39	613,241
385,000	Puerto Rico Electric Power Authority	5.0000	07/01/25	385,103
200,000	Puerto Rico Electric Power Authority	5.2500	07/01/26	198,621
310,000	Puerto Rico Electric Power Authority	5.0000	07/01/27	309,989
				1,506,954
	RHODE ISLAND — 0.3%
200,000	State of Rhode Island	5.0000	08/01/26	200,328

	SOUTH CAROLINA — 1.0%
500,000	South Carolina Jobs-Economic Development Authority (Obligor: Kiawah Life Plan VLG Inc.)	5.2500	11/15/28	502,892
125,000	South Carolina Jobs-Economic Development Authority (Obligor: Upstate Senior Living)	4.0000	11/15/27	124,002
				626,894
	TENNESSEE — 1.0%
165,000	Greeneville	4.0000	06/01/29	173,502
500,000	Tennessee Energy Acquisition Corporation Series C	5.0000	02/01/27	509,365
				682,867
	TEXAS — 10.0%
200,000	Arlington Higher Education Finance Corporation (Obligor: Wayside Schools) Series A	5.0000	08/15/27	205,425
1,000,000	Austin Affordable Pfc, Inc.	4.3500	05/01/43	1,015,107
340,000	Bacliff Municipal Utility District	4.5000	09/01/29	340,266
200,000	City of San Antonio	5.0000	02/01/28	200,268
200,000	County of Wise	5.0000	08/15/26	204,707
225,000	Harris County Cultural Education Facilities Finance Corporation (Obligor: Brazos Presbyterian Obligated Group) Series A	5.0000	01/01/33	225,185
100,000	Kountze Economic Development Corporation (Obligor: Allegiant Industrial, LLC)(c)	15.0000	11/01/27	95,000

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	TEXAS — 10.0% (Continued)
140,000	Lower Colorado River Authority	5.0000	05/15/30	$ 140,172
100,000	North Harris County Regional Water Authority	5.0000	12/15/26	100,132
265,000	Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)(b)	8.0000	02/01/39	238,500
140,000	San Antonio	5.0000	02/01/27	140,181
75,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University, Inc.) Series B	5.2500	10/01/28	74,222
410,000	San Juan Higher Education Finance Authority (Obligor: Idea Public Schools)	8.2500	08/15/29	418,221
2,000,000	State of Texas	4.0000	08/01/28	1,999,993
935,000	Texas Municipal Gas Acquisition and Supply Corp I	6.2500	12/15/26	959,058
				6,356,437
	UTAH — 1.2%
750,000	Logan City School District	5.0000	06/15/28	750,976

	VIRGINIA — 2.5%
1,550,000	Riverside Regional Jail Authority	5.0000	07/01/25	1,552,452

	WASHINGTON — 5.9%
120,000	City of Washougal Water & Sewer Revenue	4.5000	09/01/25	120,287
1,240,000	Port of Seattle (Obligor: Seatac Fuel LLC)(b)	5.0000	06/01/31	1,240,503
2,000,000	Skagit County Public Hospital District No 2	5.0000	12/01/33	2,000,939
290,000	Washington Health Care Facilities Authority (Obligor: Providence St. Joseph)	5.0000	10/01/26	291,009
				3,652,738
	WEST VIRGINIA — 0.7%
455,000	Monongalia County Building Commission (Obligor: Vandalia Health Obligation Group)	5.0000	07/01/28	457,162

	WISCONSIN — 6.1%
350,000	Kenosha Unified School District No 1	4.5000	04/01/28	350,449
825,000	Public Finance Authority (Obligor: Dreamhouse ’Ewa Beach) Series A(c)	5.7500	06/01/25	825,007
200,000	Public Finance Authority (Obligor: Noorda College of Osteopathic)(c)	6.5000	06/01/45	175,342
530,000	Public Finance Authority (Obligor: Prime Healthcare Foundation) Series A	5.0000	12/01/27	538,734
1,110,000	Wisconsin Health & Educational Facilities (Obligor: Wisconsin Housing Preservation Corp)	4.3750	11/01/39	1,119,001
100,000	Wisconsin Health & Educational Facilities Authority (Obligor: Aspirus Inc.)	5.0000	08/15/25	100,106

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.3% (Continued)
	WISCONSIN — 6.1% (Continued)
740,000	Wisconsin Health & Educational Facilities Authority (Obligor: Iowa Health System)	5.0000	12/01/27	$ 740,518
				3,849,157
	TOTAL MUNICIPAL BONDS (Cost $60,920,762)			61,289,466

	TOTAL INVESTMENTS - 97.3% (Cost $60,920,762)			$ 61,289,466
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.7%			1,677,612
	NET ASSETS - 100.0%			$ 62,967,078

(a)	Variable rate security; the rate shown represents the rate on November 30, 2024.
(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of November 30, 2024 the total value of securities subject to the AMT was $6,580,471 or 10.5% of net assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024 the total market value of 144A securities is $3,463,498 or 5.5% of net assets.
(d)	Zero coupon bond.